TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Income tax	$ 12	$ 2,122
Other national taxes	676	475
Municipal taxes	180	112
Provincial taxes	1,451	34
Total current	2,319	2,743
Non-current
Other national taxes		4
Provincial taxes	26
Total non-current	26	4
Total taxes payables	$ 2,345	$ 2,747